Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

9. INCOME TAXES

A reconciliation of the Company's income taxes to amounts calculated at the federal statutory rate of 21% is as follows for the years ended December 31:

	2019	2018

Federal statutory taxes	(21.00)%	(21.00)%
State income taxes, net of federal tax benefit	(4.35)%	(4.35)%
Nondeductible items	-	-
Change in tax rate estimates	-	-
Change in valuation allowance	25.35%	25.35%
	-%	-%

The significant components of the Company's net deferred tax assets are as follows for the years ended December 31:

	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$5,514,632	$4,966,666
Total deferred tax assets	5,514,632	4,666,666
Valuation allowance	(5,514,632)	(4,966,666)
Net deferred tax assets	$-	$-

FASB ASC 740, Income Taxes, requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all the evidence, both positive and negative, management has determined that a full valuation allowance of $5,514,632 and $4,966,666 against its net deferred taxes is necessary as of December 31, 2018 and December 31, 2017, respectively. The change in valuation allowance for the years ended December 31, 2019 and 2018 is $547,966 and $1,191,315, respectively.

At December 31, 2019 and December 31, 2018, respectively, the Company had approximately $21,758,000 and $19,956,000, respectively, of U.S. net operating loss carryforwards remaining.

As a result of certain ownership changes, the Company may be subject to an annual limitation on the utilization of its U.S. net operating loss carryforwards pursuant to Section 382 of the Internal Revenue Code. A study to determine the effect, if any, of this change, has not been undertaken.

Tax returns for the years ended December 31, 2019, 2018, 2017, 2016, and 2015 are subject to examination by the Internal Revenue Service.